SUPPLEMENT DATED AUGUST 9, 2021
To the following variable annuity prospectuses dated April 30, 2021, as supplemented:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1)	The following replaces the information in the prospectus supplement dated July 26, 2021:
Related to the Investment Option substitution that occurred on June 18, 2021, the following Investment Options are added to the optional benefit allocation groups as noted in the following table. At the end of the Business Day on June 18, 2021, if you had assets in the Templeton Growth VIP Fund they were transferred into the AZL MSCI Global Equity Index Fund, if you had assets in the PIMCO Global Managed Asset Allocation Portfolio they were transferred into the PIMCO Balanced Allocation Portfolio, and if you had assets in the Franklin Income VIP Fund or the PIMCO VIT All Asset Portfolio, there were moved into the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund. We will continue to move assets into and out of these Investment Options subject to your optional benefit’s automatic quarterly asset rebalancing unless you provide us with alternate instructions.

Optional Benefit	Allocation Group	Investment Option added to Group
Lifetime Benefits	B	AZL MSCI Global Equity Index Fund
Target Date Benefit	B	AZL MSCI Global Equity Index Fund
Target Date Benefit	X	PIMCO Balanced Allocation Portfolio
Income Protector (08.09 through 05.11)	--	PIMCO Balanced Allocation Portfolio
Investment Protector (08.09 through 01.12)	X	PIMCO Balanced Allocation Portfolio
Investment Protector (07.12 through 10.16)	Equity	PIMCO Balanced Allocation Portfolio
Income Protector (01.12 through 10.17)	--	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund

2)	Vision New York:

The following table is added to the prospectus in Section 11.a, Income Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing:
PRO-008-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146)

Investment Options available with Income Protector (11.17 through 02.21)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund

AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO Total Return Portfolio

PRO-008-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146)